SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Asset Retirement Obligations
Asset retirement obligation liability	$ 9.5				$ 10.5				$ 9.5	$ 10.5
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income attributable to Ecolab	$ 335.5	$ 364.9	$ 311.4	$ 191.0	$ 287.1	$ 308.0	$ 213.1	$ 159.6	$ 1,202.8	$ 967.8	$ 703.6
Weighted-average common shares outstanding
Basic (in shares)	300.1	300.0	299.6	300.6	301.2	301.2	301.5	295.4	300.1	299.9	292.5
Effect of dilutive stock options, units and awards (in shares)									5.8	6.0	6.4
Diluted (in shares)	305.6	305.7	305.2	306.5	307.5	307.2	307.4	300.9	305.9	305.9	298.9
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 1.12	$ 1.22	$ 1.04	$ 0.64	$ 0.95	$ 1.02	$ 0.71	$ 0.54	$ 4.01	$ 3.23	$ 2.41
Diluted (in dollars per share)	$ 1.10	$ 1.19	$ 1.02	$ 0.62	$ 0.93	$ 1.00	$ 0.69	$ 0.53	$ 3.93	$ 3.16	$ 2.35
Anti-dilutive securities excluded from the computation of earnings per share (in shares)									3.4	1.8	2.6